Derivatives and Hedge Accounting Activities (Schedule of Offsetting Assets) (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Offsetting Assets [Line Items]
Derivative assets, not subject to a master netting or similar arrangement	$ 2	$ 7
Virginia Electric and Power Company
Offsetting Assets [Line Items]
Derivative assets, not subject to a master netting or similar arrangement	$ 5	$ 26